Consolidated Statements of Stockholders' Equity - USD ($)		Total	Crescent Acquisition Corp	Crescent Acquisition Corp Class A	Crescent Acquisition Corp Class F	Common Stock	Common Stock Crescent Acquisition Corp Class A	Common Stock Crescent Acquisition Corp Class F	Additional Paid-in Capital	Additional Paid-in Capital Crescent Acquisition Corp	AOCI Attributable to Parent [Member]	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Crescent Acquisition Corp
Balance at Dec. 31, 2017		$ 41,555,000							$ 58,619,000		$ (100,000)	$ (16,964,000)
Balance (in Shares) at Dec. 31, 2017						1,000
Net reduction to opening accumulated deficit due to adoption of ASC 340	[1]	1,808,000										1,808,000
Foreign currency translation adjustment		(70,000)									(70,000)
Net income		1,886,000										1,886,000
Balance at Dec. 31, 2018		45,179,000	$ 17,379					$ 719	58,619,000	$ 24,281	(170,000)	(13,270,000)	$ (7,621)
Balance (in Shares) at Dec. 31, 2018						1,000		7,187,500
Net income			(7,962,948)
Balance (in Shares) at Mar. 31, 2019				4,488,341
Balance at Dec. 31, 2018		45,179,000	17,379					$ 719	58,619,000	24,281	(170,000)	(13,270,000)	(7,621)
Balance (in Shares) at Dec. 31, 2018						1,000		7,187,500
Net income			5,923,646
Balance (in Shares) at Jun. 30, 2019				3,099,681
Balance at Dec. 31, 2018		45,179,000	17,379					$ 719	58,619,000	24,281	(170,000)	(13,270,000)	(7,621)
Balance (in Shares) at Dec. 31, 2018						1,000		7,187,500
Net income			3,776,118
Balance (in Shares) at Sep. 30, 2019				3,314,434
Balance at Dec. 31, 2018		45,179,000	17,379					$ 719	58,619,000	24,281	(170,000)	(13,270,000)	(7,621)
Balance (in Shares) at Dec. 31, 2018						1,000		7,187,500
Sale of Units in Initial Public Offering net of underwriter discount and offering cost less fair value of Public Warrants			218,062,167				$ 2,500			218,059,667
Sale of Units in Initial Public Offering net of underwriter discount and offering cost less fair value of Public Warrants, Shares							25,000,000
Foreign currency translation adjustment		(48,000)									(48,000)
Forfeited Class F common stock by Sponsor								$ (94)		94
Forfeited Class F common stock by Sponsor, Shares								(937,500)
Class A common stock subject to possible redemption			(216,708,450)				$ (2,167)			(216,706,283)
Class A common stock subject to possible redemption, Shares							(21,670,845)
Net income		(6,913,000)	3,628,912									(6,913,000)	3,628,912
Balance at Dec. 31, 2019		$ 38,218,000	5,000,008				$ 333	$ 625	58,619,000	1,377,759	(218,000)	(20,183,000)	3,621,291
Balance (in Shares) at Dec. 31, 2019		1,000		3,329,155	6,250,000	1,000	3,329,155	6,250,000
Balance (in Shares) at Mar. 31, 2019				4,488,341
Net income			13,886,594
Balance (in Shares) at Jun. 30, 2019				3,099,681
Net income			(2,147,528)
Balance (in Shares) at Sep. 30, 2019				3,314,434
Balance (in Shares) at Dec. 31, 2019		1,000		3,329,155	6,250,000	1,000	3,329,155	6,250,000
Foreign currency translation adjustment		$ (105,000)									(105,000)
Stock-based compensation		157,000							157,000
Class A common stock subject to possible redemption			(774,420)				$ (8)			(774,412)
Class A common stock subject to possible redemption, Shares							(77,442)
Net income		(553,000)	774,422			$ (553,000)						(553,000)	774,422
Balance at Mar. 31, 2020		37,717,000	5,000,010				$ 325	$ 625	58,776,000	603,347	(323,000)	(20,736,000)	4,395,713
Balance (in Shares) at Mar. 31, 2020				3,251,713		1,000	3,251,713	6,250,000
Balance at Dec. 31, 2019		$ 38,218,000	5,000,008				$ 333	$ 625	58,619,000	1,377,759	(218,000)	(20,183,000)	3,621,291
Balance (in Shares) at Dec. 31, 2019		1,000		3,329,155	6,250,000	1,000	3,329,155	6,250,000
Net income			(14,139,315)
Balance (in Shares) at Jun. 30, 2020				4,743,086
Balance at Dec. 31, 2019		$ 38,218,000	5,000,008				$ 333	$ 625	58,619,000	1,377,759	(218,000)	(20,183,000)	3,621,291
Balance (in Shares) at Dec. 31, 2019		1,000		3,329,155	6,250,000	1,000	3,329,155	6,250,000
Net income			(696,348)
Balance (in Shares) at Sep. 30, 2020				3,398,790
Balance at Dec. 31, 2019		$ 38,218,000	5,000,008				$ 333	$ 625	58,619,000	1,377,759	(218,000)	(20,183,000)	3,621,291
Balance (in Shares) at Dec. 31, 2019		1,000		3,329,155	6,250,000	1,000	3,329,155	6,250,000
Foreign currency translation adjustment		$ 12,000									12,000
Stock-based compensation		556,000							556,000
Class A common stock subject to possible redemption			17,285,471				$ 173			17,285,298
Class A common stock subject to possible redemption, Shares							1,728,547
Net income		(4,645,000)	(17,285,475)									(4,645,000)	(17,285,475)
Balance at Dec. 31, 2020		$ 34,141,000	5,000,004				$ 506	$ 625	59,175,000	18,663,057	(206,000)	(24,828,000)	(13,664,184)
Balance (in Shares) at Dec. 31, 2020		1,000		5,057,702	6,250,000	1,000	5,057,702	6,250,000
Balance at Mar. 31, 2020		$ 37,717,000	5,000,010				$ 325	$ 625	58,776,000	603,347	(323,000)	(20,736,000)	4,395,713
Balance (in Shares) at Mar. 31, 2020				3,251,713		1,000	3,251,713	6,250,000
Net income			(14,913,737)
Balance (in Shares) at Jun. 30, 2020				4,743,086
Net income			13,442,967
Balance (in Shares) at Sep. 30, 2020				3,398,790
Balance at Dec. 31, 2020		$ 34,141,000	5,000,004				$ 506	$ 625	59,175,000	18,663,057	(206,000)	(24,828,000)	(13,664,184)
Balance (in Shares) at Dec. 31, 2020		1,000		5,057,702	6,250,000	1,000	5,057,702	6,250,000
Foreign currency translation adjustment		$ 39,000									39,000
Stock-based compensation		139,000							139,000
Class A common stock subject to possible redemption			(6,398,699)				$ (64)			(6,398,635)
Class A common stock subject to possible redemption, Shares				(639,694)
Net income		(4,175,000)	6,398,696			$ (4,175,000)						(4,175,000)	6,398,696
Balance at Mar. 31, 2021		$ 30,144,000	$ 5,000,001				$ 442	$ 625	$ 59,314,000	$ 12,264,422	$ (167,000)	$ (29,003,000)	$ (7,265,488)
Balance (in Shares) at Mar. 31, 2021		1,000		4,418,008	6,250,000	1,000

[1]	Accounting Standards Codification ("ASC") 340-40, Costs to Fulfill a Contract